LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.00%
INVESTMENT COMPANIES–96.00%
Equity Funds–43.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	2,518,317	$ 73,690,991
LVIP SSGA Large Cap 100 Fund	36,549,106	407,778,373
LVIP SSGA Mid-Cap Index Fund	27,349,178	290,420,920
LVIP SSGA S&P 500 Index Fund	80,093,073	1,759,084,165
LVIP SSGA Small-Cap Index Fund	11,740,817	327,510,092
LVIP T. Rowe Price Growth Stock Fund	6,219,725	365,191,130
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,491,955	77,218,219
		3,300,893,890
Fixed Income Funds–26.05%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	13,272,859	138,223,556
LVIP Delaware Bond Fund	44,966,385	666,132,030
LVIP JPMorgan High Yield Fund	17,747,872	185,979,953
LVIP PIMCO Low Duration Bond Fund	9,368,375	95,932,161
LVIP SSGA Bond Index Fund	16,768,564	205,129,846
LVIP SSGA Short-Term Bond Index Fund	3,092,389	32,612,335
LVIP Western Asset Core Bond Fund	61,355,091	662,389,558
		1,986,399,439
Global Equity Fund–1.46%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	14,093,855	111,186,419
		111,186,419
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,751,727	$ 69,072,494
		69,072,494
International Equity Funds–24.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	10,770,056	156,295,049
LVIP MFS International Growth Fund	18,507,352	366,223,476
LVIP Mondrian International Value Fund	14,500,538	193,393,678
LVIP SSGA Developed International 150 Fund	31,417,247	204,714,785
LVIP SSGA Emerging Markets 100 Fund	10,190,735	72,140,214
LVIP SSGA Emerging Markets Equity Index Fund	17,391,899	196,632,811
LVIP SSGA International Index Fund	72,516,468	662,220,383
		1,851,620,396
Total Affiliated Investments (Cost $5,656,370,011)		7,319,172,638
UNAFFILIATED INVESTMENT–2.54%
INVESTMENT COMPANY–2.54%
Money Market Fund–2.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	194,046,841	194,046,841
Total Unaffiliated Investment (Cost $194,046,841)		194,046,841

TOTAL INVESTMENTS–98.54% (Cost $5,850,416,852)	7,513,219,479
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.46%	111,188,114
NET ASSETS APPLICABLE TO 542,819,703 SHARES OUTSTANDING–100.00%	$7,624,407,593

✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(419)	Australian Dollar	$(30,012,970)	$(30,201,403)	12/14/20	$188,433	$—
(775)	British Pound	(62,503,750)	(62,233,157)	12/14/20	—	(270,593)
(698)	Euro	(102,392,238)	(102,918,363)	12/14/20	526,125	—
(648)	Japanese Yen	(76,848,750)	(76,902,401)	12/14/20	53,651	—
(101)	Swedish Krona	(22,563,400)	(22,856,639)	12/14/20	293,239	—
					1,061,448	(270,593)
Interest Rate Contract:
13,685	U.S. Treasury 5 yr Notes	1,724,737,656	1,724,629,375	12/31/20	108,281	—
Equity Contracts:
(1,670)	E-mini MSCI Emerging Markets Index	(90,889,750)	(90,204,823)	12/18/20	—	(684,927)
(1,110)	E-mini Russell 2000 Index	(83,494,200)	(81,625,165)	12/18/20	—	(1,869,035)
(3,520)	E-mini S&P 500 Index	(589,952,000)	(576,000,260)	12/18/20	—	(13,951,740)
(852)	E-mini S&P MidCap 400 Index	(158,122,680)	(154,929,831)	12/18/20	—	(3,192,849)
(2,539)	Euro STOXX 50 Index	(95,080,588)	(95,573,276)	12/18/20	492,688	—
(764)	FTSE 100 Index	(57,587,073)	(58,071,219)	12/18/20	484,146	—
(1,025)	OMXS 30 Index	(20,958,717)	(20,508,483)	10/16/20	—	(450,234)
(276)	SPI 200 Index	(28,674,200)	(28,868,134)	12/17/20	193,934	—
(500)	Topix Index	(77,063,481)	(76,570,787)	12/10/20	—	(492,694)
					1,170,768	(20,641,479)
Total Futures Contracts					$2,340,497	$(20,912,072)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$7,319,172,638	$—	$—	$7,319,172,638
Unaffiliated Investment Company	194,046,841	—	—	194,046,841
Total Investments	$7,513,219,479	$—	$—	$7,513,219,479
Derivatives:
Assets:
Futures Contracts	$2,340,497	$—	$—	$2,340,497
Liabilities:
Futures Contracts	$(20,912,072)	$—	$—	$(20,912,072)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.00%@
Equity Funds-43.29%@
✧✧LVIP Delaware Mid Cap Value Fund	$85,730,257	$21,987,394	$21,142,974	$(5,378,344)	$(7,505,342)	$73,690,991	2,518,317	$886,482	$—
✧✧LVIP SSGA Large Cap 100 Fund	392,231,013	127,601,168	66,088,012	(14,505,454)	(31,460,342)	407,778,373	36,549,106	8,577,289	—
✧✧LVIP SSGA Mid-Cap Index Fund	345,420,646	65,824,737	95,548,920	(2,389,986)	(22,885,557)	290,420,920	27,349,178	8,343,880	—
✧✧LVIP SSGA S&P 500 Index Fund	1,856,896,662	209,081,180	412,537,479	54,907,680	50,736,122	1,759,084,165	80,093,073	11,082,681	—
✧✧LVIP SSGA Small-Cap Index Fund	432,241,181	79,731,061	148,854,309	(14,639,286)	(20,968,555)	327,510,092	11,740,817	10,250,325	—
✧✧LVIP T. Rowe Price Growth Stock Fund	319,298,888	89,887,057	98,469,129	16,152,132	38,322,182	365,191,130	6,219,725	7,776,363	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	85,677,925	12,932,522	25,962,922	5,564,139	(993,445)	77,218,219	2,491,955	3,881,825	—
Fixed Income Funds-26.05%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	149,997,099	34,333,704	50,098,087	(760,404)	4,751,244	138,223,556	13,272,859	227,706	—
✧✧LVIP Delaware Bond Fund	690,408,846	194,408,490	260,873,150	(4,305,497)	46,493,341	666,132,030	44,966,385	—	—
✧✧LVIP JPMorgan High Yield Fund	205,844,405	20,752,511	37,221,840	(3,571,765)	176,642	185,979,953	17,747,872	276,568	—
✧✧LVIP PIMCO Low Duration Bond Fund	186,156,862	990,123	94,747,661	(758,042)	4,290,878	95,932,161	9,368,375	162,721	—
✧✧LVIP SSGA Bond Index Fund	223,434,070	48,733,340	79,687,883	1,122,008	11,528,311	205,129,846	16,768,564	60,592	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,466,926	7,644,301	11,096,066	(75,730)	672,904	32,612,335	3,092,389	72,460	—
✧✧LVIP Western Asset Core Bond Fund	692,443,318	111,240,617	179,590,056	(692,150)	38,987,829	662,389,558	61,355,091	—	—
Global Equity Fund-1.46%@
✧✧LVIP BlackRock Global Real Estate Fund	168,486,488	35,782,829	66,696,152	(5,465,500)	(20,921,246)	111,186,419	14,093,855	7,422,344	—
Global Fixed Income Fund-0.91%@
✧✧LVIP Global Income Fund	74,847,180	16,763,533	24,854,365	97,424	2,218,722	69,072,494	5,751,727	462,522	—
International Equity Funds-24.29%@
✧✧LVIP Loomis Sayles Global Growth Fund	172,697,739	6,829,274	49,468,697	2,270,294	23,966,439	156,295,049	10,770,056	330,043	—
✧✧LVIP MFS International Growth Fund	458,884,617	19,109,246	114,808,395	6,724,386	(3,686,378)	366,223,476	18,507,352	1,640,967	—
✧✧LVIP Mondrian International Value Fund	262,214,596	38,387,625	53,223,392	(13,023,534)	(40,961,617)	193,393,678	14,500,538	5,518,556	—
✧✧LVIP SSGA Developed International 150 Fund	256,532,485	39,980,299	46,062,451	(10,431,779)	(35,303,769)	204,714,785	31,417,247	183,598	—
✧✧LVIP SSGA Emerging Markets 100 Fund	88,329,348	12,633,191	13,940,271	(3,300,622)	(11,581,432)	72,140,214	10,190,735	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	233,013,779	17,745,703	49,378,466	778,624	(5,526,829)	196,632,811	17,391,899	1,134,652	—
✧✧LVIP SSGA International Index Fund	889,090,035	89,921,723	255,369,502	(458,157)	(60,963,716)	662,220,383	72,516,468	2,470,485	—
Total	$8,305,344,365	$1,302,301,628	$2,255,720,179	$7,860,437	$(40,613,614)	$7,319,172,638		$70,762,059	$—

@ As a percentage of Net Assets as of September 30, 2020.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Global Growth Allocation Managed Risk Fund–5